Tax - Summary of Reconciliation of Tax Charge (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of income tax reconciliation [line items]
Net effect of different rates of tax in overseas businesses	4.60%	14.60%	12.60%
Before exceptional items and System Funds [member]
Disclosure of income tax reconciliation [line items]
Net effect of different rates of tax in overseas businesses	3.80%	13.70%	13.40%
Before exceptional items and System Funds [member] | Maximum [member]
Disclosure of income tax reconciliation [line items]
Increase in irrecoverable tax	2.00%
Before exceptional items and System Funds [member] | United States [member]
Disclosure of income tax reconciliation [line items]
Net effect of different rates of tax in overseas businesses	4.20%	13.30%	12.20%